Investments in associates	12 Months Ended
Dec. 31, 2021
Investments in associates
Investments in associates

8. Investments in associates

In May 2019, the Company acquired a non-controlling interest in Wings Therapeutics Inc. as part of the strategic spin out of the Dystrophic Epidermolysis Bullosa (DEB) activities. Wings Therapeutics Inc. was formed and financed by EB

Research Partnership (EBRP), the largest global non-profit dedicating to treating and curing EB. Wings Therapeutics focuses on developing therapies for DEB and continues to conduct the ongoing clinical trial with QR-313 targeting exon 73 as well as progress other RNA molecules that are designed for other mutations that cause DEB.

In January 2021, Wings Therapeutics Inc. merged into Phoenicis Therapeutics Inc. Consequently, Wings Therapeutics Inc. ceased to exist and the related investment was derecognized. ProQR does not have significant influence in Phoenicis Therapeutics Inc. Our interest in Phoenicis is recognized as a financial asset, as disclosed in note 9.

In May 2021, the Company obtained an 8% share in the common stock of Yarrow Biotechnology, Inc. ProQR’s share in Yarrow was subsequently diluted to 4.9% in the fourth quarter of 2021, due to Yarrow’s execution of a second seed financing round. Although ProQR only owns 4.9% of Yarrow’s shares, the Company has significant influence over Yarrow by virtue of its right to appoint one of Yarrow’s three board members, as well as its participation in Yarrow’s policy-making process, amongst other factors. As such, our interest in Yarrow amounting to € 8,000 at December 31, 2021 is recognized as an investment in associate.

In 2021, the results related to associates amounting to € 217,000 consist of ProQR's share in the loss of Yarrow. In 2020, the results related to associates amount to a loss of € 322,000 and consist of our share of the net losses of Wings Therapeutics Inc.

Investment
in associate
(€ in thousands)

Balance at January 1, 2020	429

Share of loss from continuing operations	(322)

Balance at December 31, 2020	107

Derecognition of investment in associate (Wings Therapeutics Inc.)	(107)
Recognition of investment in associate (Yarrow Biotechnology, Inc.)	225
Share of loss from continuing operations	(217)

Balance at December 31, 2021	8